FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Carrying Amount and Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other invested assets	Other invested assets
Financial assets
Available-for-sale fixed maturity securities	$ 53,802,000,000
Equity securities	3,854,000,000	$ 3,663,000,000
Mortgage loans on real estate, net of allowance	12,426,000,000	5,962,000,000
Real estate partnerships	3,438,000,000	3,110,000,000
Policy loans	276,000,000	390,000,000
Short-term investments, at estimated fair value	4,400,000,000	3,115,000,000
Cash and cash equivalents	12,243,000,000	4,308,000,000
Other assets – market risk benefit assets	2,461,000,000	730,000,000
Separate account assets	1,343,000,000	1,189,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,160,000,000	1,104,000,000
Market risk benefits	3,655,000,000	89,000,000
Separate account liabilities	1,343,000,000	1,189,000,000	$ 1,045,000,000
Certain private equity measured at cost less any impairments	0	424,000,000
Amounts loaned under reverse repurchase agreements	400,000,000	0
Fair Value Option, Other Eligible Items
Financial assets
Other	171,000,000
Fair value
Financial liabilities
Amounts loaned under reverse repurchase agreements	783,000,000
Carrying Amount
Financial assets
Available-for-sale fixed maturity securities	53,802,000,000	18,777,000,000
Equity securities	3,854,000,000	3,663,000,000
Mortgage loans on real estate, net of allowance	12,426,000,000	5,962,000,000
Private loans, net of allowance	5,204,000,000	1,198,000,000
Real estate partnerships	1,487,000,000	0
Policy loans	276,000,000	390,000,000
Short-term investments, at estimated fair value	4,400,000,000	3,115,000,000
Derivative assets	1,361,000,000	342,000,000
Separately managed accounts	71,000,000	105,000,000
Other	956,000,000	58,000,000
Cash and cash equivalents	12,243,000,000	4,308,000,000
Reinsurance funds withheld – embedded derivative	18,000,000	(46,000,000)
Other assets – market risk benefit assets	856,000,000	34,000,000
Separate account assets	1,343,000,000	1,189,000,000
Total financial assets	98,297,000,000	39,095,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,123,000,000	1,104,000,000
Market risk benefits	3,655,000,000	89,000,000
Other liabilities – derivative liabilities	27,000,000	12,000,000
Funds withheld for reinsurance liabilities – embedded derivative	37,000,000	0
Notes payable	189,000,000	174,000,000
Corporate and subsidiary borrowings	4,351,000,000	3,569,000,000
Separate account liabilities	1,343,000,000	1,189,000,000
Total financial liabilities	10,725,000,000	6,137,000,000
Fair Value
Financial assets
Available-for-sale fixed maturity securities	53,802,000,000	18,777,000,000
Equity securities	3,854,000,000	3,663,000,000
Mortgage loans on real estate, net of allowance	12,240,000,000	5,683,000,000
Private loans, net of allowance	5,320,000,000	855,000,000
Real estate partnerships	1,487,000,000	0
Policy loans	276,000,000	390,000,000
Short-term investments, at estimated fair value	4,400,000,000	3,115,000,000
Derivative assets	1,361,000,000	342,000,000
Separately managed accounts	71,000,000	105,000,000
Other	958,000,000	58,000,000
Cash and cash equivalents	12,243,000,000	4,308,000,000
Reinsurance funds withheld – embedded derivative	18,000,000	(46,000,000)
Other assets – market risk benefit assets	856,000,000	34,000,000
Separate account assets	1,343,000,000	1,189,000,000
Total financial assets	98,229,000,000	38,473,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,123,000,000	1,104,000,000
Market risk benefits	3,655,000,000	89,000,000
Other liabilities – derivative liabilities	27,000,000	12,000,000
Funds withheld for reinsurance liabilities – embedded derivative	37,000,000	0
Notes payable	189,000,000	174,000,000
Corporate and subsidiary borrowings	4,371,000,000	3,567,000,000
Separate account liabilities	1,343,000,000	1,189,000,000
Total financial liabilities	10,745,000,000	6,135,000,000
Not subject to fair value hierarchy
Financial assets
Other	637,000,000	12,000,000
Separate account assets	31,000,000	26,000,000
Financial liabilities
Derivative cash collaterals	$ 1,300,000,000	$ 209,000,000